Share-based payment arrangements	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements
Share-based payment arrangements
Note 18—Sharebased payment arrangements
The Company has granted share-based instruments to its employees under
three

principal share‑based payment
plans, as more fully described in the respective sections below.

Compensation cost for equity‑settled awards is recorded
in Total cost of

sales and in Selling, general and administrative expenses and totaled $
44

million, $
46

million and
$ 50

million in 2020, 2019 and 2018, respectively,

while compensation cost for cash‑settled awards, recorded

in Selling,
general and administrative expenses, was not significant,

as mentioned in the WARs,

LTIP

and Other share‑based
payments sections of this note. The total tax benefit

recognized in 2020,

2019 and 2018 was not significant.
At December 31, 2020, the Company had the ability

to issue up to
94

million new shares out of contingent
capital in connection with share‑based payment arrangements.

In addition,
28

million of the
137

million shares held by
the Company as treasury stock at December 31, 2020

,

could be used to settle share‑based payment arrangements.
As the primary trading market for the shares of ABB Ltd is the

SIX Swiss Exchange (on which the shares are
traded in Swiss francs) and substantially all the share‑based payment arrangements with employees are based on

the
Swiss franc share or have strike prices set in Swiss francs, certain data disclosed below related to the instruments granted
under share‑based payment arrangements are presented

in Swiss francs.
Management Incentive Plan
Up to 2019, the Company offered, under the MIP,

options and cash‑settled WARs

to key employees for
no
consideration. Starting in 2020, the employee group previously eligible to receive grants under the MIP were granted
shares under the LTIP

(see LTIP section

below) and consequently no grants were made in 2020

under the MIP.
The options granted under the MIP allow participants to

purchase shares of ABB Ltd at predetermined prices.
Participants may sell the options rather than exercise the

right to purchase shares. Equivalent warrants are listed by a third‑party bank on the SIX Swiss Exchange, which facilitates pricing and transferability of options granted under this
plan. The options entitle the holder to request that the

third‑party bank purchase such options at the market price of equivalent listed warrants related to that MIP launch. If

the participant elects to sell the options, the options will thereafter be held by a third party and, consequently,

the Company’s obligation

to deliver shares will be toward this third
party.
Each WAR

gives the participant the right to receive, in cash, the

market price of an equivalent listed warrant on
the date of exercise of the WAR.

Participants may exercise or sell options and exercise WARs

after the vesting period,
which is three years

from the date of grant. All options and WARs

expire
six years

from the date of grant.
Options
The fair value of each option was estimated on the date

of grant using a lattice model that used the assumptions
noted in the table below.

Expected volatilities were based on implied volatilities from equivalent listed warrants on
ABB Ltd shares. The expected term of the options granted

is the contractual
six‑year

life of each option, based on the
fact that after the vesting period, a participant can elect to sell the option rather than exercise the right to purchase
shares, thereby also realizing the time value of the options.

The risk‑free rate was based on a
six‑year

Swiss franc
interest rate, reflecting the six‑year

contractual life of the options. In estimating forfeitures, the

Company used data from
previous comparable MIP launches.
2019 2018
Expected volatility

19% 17%
Dividend yield

4.7% 3.1%
Expected term

6 years 6 years
Risk-free interest rate

-0.9% -0.1%
Presented below is a summary of the activity related

to options under the MIP:
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of Number of price contractual (in millions
options shares (in Swiss term of Swiss
(in millions) (in millions)
(1)
francs)
(2)
(in years)
francs)
(3)
Outstanding at January 1, 2020 417.6 83.5 21.13
Exercised
(4)
(72.5) (14.5) 21.00
Forfeited (8.9) (1.8) 21.16
Expired (0.1) — 21.00
Outstanding at December 31, 2020 336.1 67.2 21.16 2.5 239
Vested and expected

to vest at December 31, 2020
336.1 67.2 21.16 2.5 239
Exercisable at December 31, 2020 261.0 52.2 21.15 2.0 186
Information presented

reflects the number

of ABB Ltd shares

that can be received

upon exercise,

as options have

a conversion ratio

of
5 :1.
(2)

Information presented

reflects the exercise

price per ABB

Ltd share.
(3)

Computed using

the closing

price, in Swiss

francs, of ABB

Ltd shares on

the SIX Swiss

Exchange and the

exercise price

of each option
in Swiss francs.
(4)

The cash received

upon exercise

amounted to approximately

$
334

million. The

shares were delivered

out of treasury

stock.
At December 31, 2020, there was $ 12

million of total unrecognized compensation cost related to non‑vested options granted under the MIP.

That cost is expected to be recognized over a weighted‑average period of
1.3

years. The
weighted‑average grant‑date fair value (per option)

of options granted during 2019 and 2018 was
0.34

Swiss francs and
0.46

Swiss francs, respectively. As mentioned

previously, no options

were granted in 2020. In 2020 and 2018, the
aggregate intrinsic value (on the date of exercise) of options exercised was $
38

million and $
13

million, respectively,
while the amount in 2019 was not significant.
Presented below is a summary,

by launch, related to options outstanding at December 31,

2020:
Weighted-
average
Number of Number of remaining
options shares contractual
Exercise price (in Swiss francs)
(1)
(in millions) (in millions)
(2)
term (in years)
19.50 77.9 15.6 0.6
21.50 72.7 14.5 1.7
22.50 63.9 12.8 2.6
23.50 62.4 12.5 3.7
19.00 59.2 11.8 4.7
Total

number of options and shares
336.1 67.2 2.5
Information presented

reflects the exercise

price per share

of ABB Ltd.
(2)

Information presented

reflects the number

of shares of

ABB Ltd that can

be received upon

exercise.
WARs
As each WAR

gives the holder the right to receive cash equal to

the market price of the equivalent listed
warrant on date of exercise, the Company records a

liability based upon the fair value of outstanding WARs

at each
period end, accreted on a straight‑line basis over the three‑year vesting period. In Selling, general and administrative
expenses, the Company records the changes in both

the fair value and vested portion of the outstanding WARs.

To
hedge its exposure to fluctuations in the fair value of outstanding

WARs,

the Company purchased cash‑settled call
options, which entitle the Company to receive amounts

equivalent to its obligations under the outstanding WARs.

The
cash‑settled call options are recorded as derivatives measured at fair value (see Note 6), with subsequent changes in

fair
value recorded in Selling, general and administrative expenses to the extent that they offset the change in fair value

of
the liability for the WARs.

The total impact in Selling, general and administrative

expenses in 2020, 2019 and 2018 was
not significant.
The aggregate fair value of outstanding WARs

was $
21

million and $
26

million at December 31, 2020 and
2019, respectively.

The fair value of WARs

was determined based upon the trading price of equivalent

warrants listed
on the SIX Swiss Exchange.
Presented below is a summary of the activity related

to WARs:
Number of WARs
(in millions)
Outstanding at January 1, 2020 39.9
Exercised (17.1)
Forfeited (0.7)
Outstanding at December 31, 2020 22.1
Exercisable at December 31, 2020 9.0
The aggregate fair value at date of grant of WARs

granted in 2019 and 2018 was not significant.

As mentioned
previously, no

grants were made in 2020 under the MIP.

In 2020, share‑based liabilities of $
13

million were paid upon
exercise of WARs

by participants. The amounts in 2019 and 2018 were

not significant.
Employee Share Acquisition Plan
The employee share acquisition plan (ESAP) is an employee

stock‑option plan with a savings feature.
Employees save over a twelve‑month

period, by way of regular payroll deductions. At the end of the savings period,
employees choose whether to exercise their stock options using their savings plus interest, if any,

to buy ABB Ltd shares
(American Depositary Shares (ADS) in the case of

employees in the United States and Canada—each ADS representing one

registered share of the Company) at the exercise price set at the grant date, or have their savings returned with any
interest. The savings are accumulated in bank accounts held

by a third‑party trustee on behalf of the participants and
earn interest, where applicable. Employees can withdraw

from the ESAP at any time during the savings period and will be entitled to a refund of their accumulated savings.
The fair value of each option is estimated on the date

of grant using the same option valuation model as
described under the MIP,

using the assumptions noted in the table below.

The expected term of the option granted has
been determined to be the contractual one‑year

life of each option, at the end of which the options vest and the participants are required to decide whether to exercise their options or have their savings returned with interest. The
risk‑free rate is based on one‑year

Swiss franc interest rates, reflecting the
one‑year

contractual life of the options. In
estimating forfeitures, the Company has used the data

from previous ESAP launches.
2020 2019 2018
Expected volatility

24% 18% 19%
Dividend yield

3.8% 4.1% 4.1%
Expected term

1 year 1 year 1 year
Risk-free interest rate

-0.7% -0.7% -0.6%
Presented below is a summary of activity under the ESAP:
Weighted- Weighted- Aggregate
average average intrinsic
exercise remaining value
Number of price contractual (in millions
shares (in Swiss term of Swiss
(in millions)
(1)
francs)
(2)
(in years) francs)
(2)(3)
Outstanding at January 1, 2020 2.3 20.78
Granted 2.1 22.87
Forfeited (0.1) 20.79
Exercised
(4)
(1.4) 20.78
Not exercised (savings returned plus interest) (0.8) 20.78
Outstanding at December 31, 2020 2.1 22.87 0.8 3.9
Vested and expected

to vest at December 31, 2020
2.0 22.87 0.8 3.8
Exercisable at December 31, 2020 — — — —
Includes shares

represented by

ADS.
(2)

Information presented

for ADS is based

on equivalent

Swiss franc denominated

awards.
(3)

Computed using

the closing

price, in Swiss

francs, of ABB

Ltd shares on

the SIX Swiss

Exchange and the

exercise price

of each option
in Swiss francs.
(4)

The cash received

in 2020 upon

exercise was approximately

$
28

million. The

shares were delivered

out of treasury

stock.
The exercise prices per ABB Ltd share and per ADS of 22.87

Swiss francs and $
24.93
, respectively, for

the
2020 grant, 20.78

Swiss francs and $
20.17
, respectively, for the

2019 grant, and
20.38

Swiss francs and $
20.37 ,
respectively, for the

2018 grant were determined using the closing price of the

ABB Ltd share on the SIX Swiss
Exchange and ADS on the New York

Stock Exchange on the respective grant dates.
At December 31, 2020, the total unrecognized compensation

cost related to non‑vested options granted under
the ESAP was not significant. The weighted‑average

grant‑date fair value (per option) of options granted during

2020,
2019 and 2018 was 1.67

Swiss francs,
1.05

Swiss francs and
1.10

Swiss francs, respectively.

The total intrinsic value
(on the date of exercise) of options exercised in 2020,

2019 and 2018 was not significant.
Long-Term

Incentive Plan
The long‑term incentive plan (LTIP)

involves annual grants of the Company’s

stock subject to certain
conditions (Performance Shares) to members of the Company’s

Executive Committee and selected other senior
executives, as defined in the terms of the LTIP.

In 2020, certain of the employee group previously eligible

to receive
grants under the MIP are now included in the LTIP.

The ultimate amount delivered under the LTIP’s

Performance
Shares grant is based on achieving certain results against targets,

as set out below,

over a
three-year

period from grant
and the final amount is delivered to the participants at the end of this period. In addition, for certain awards to vest, the participant has to fulfill a three-year

service condition as defined in the terms and conditions of the

LTIP.
The Performance Shares under the 2020, 2019 and 2018

LTIP launch

es include a performance component,
based on the Company’s earnings

per share performance, and a market component, based

on the Company’s relative
total shareholder return.
For the relative total shareholder return component

of the Performance Shares,

the actual number of shares that
will be delivered at a future date is based on the Company’s total shareholder return performance relative to a peer group of companies over a
three-year

period starting with the year of grant. The actual number

of shares that will ultimately be
delivered will vary depending on the relative total shareholder return outcome achieved between a lower threshold (no
shares delivered) and an upper threshold (the number

of shares delivered is capped at
200

percent of the conditional
grant).

For the earnings per share performance component

of the Performance Shares,

the actual number of shares that
will be delivered at a future date is based on the Company’s average earnings per share over
three

financial years,
beginning with the year of launch. The actual number

of shares that will ultimately be delivered will vary depending on
the earnings per share outcome as computed under each

LTIP launch,

interpolated between a lower threshold (no shares
delivered) and an upper threshold (the number of shares

delivered is capped at
200

percent of the conditional grant).
Under the 2019 and 2018 LTIP

launches, participants receive
65

percent of the shares that have vested in the
form of shares and 35

percent of the value of the shares that have vested in

cash, with the possibility to elect to also
receive the 35

percent portion in shares rather than in cash. Under the

2020 LTIP

launches, participants generally do not
have the ability to receive any of the award in cash,

subject to legal restrictions in certain jurisdictions.
Presented below is a summary of activity under the Performance

Shares of the LTIP:
Weighted-average
Number of grant-date
Performance Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2020 1.0 19.26
Granted 1.4 10.50
Vested (0.7) 15.72
Forfeited (0.4) 16.41
Nonvested at December 31, 2020 1.3 12.76
The aggregate fair value, at the dates of grant, of Performance

Shares granted in 2019 and 2018 was
$ 18

million and $
19

million, respectively,

while in 2020 it was not significant. The total grant-date

fair value of shares
that vested during 2019 and 2018 was $ 21

million and $
17

million, respectively.

The amount in 2020 was not
significant.

The weighted-average grant-date fair value (per share) of

shares granted during 2020, 2019 and 2018 was
10.50

Swiss francs,
15.94

Swiss francs and
21.97

Swiss francs, respectively.
Starting in 2020, key employees which were previously

eligible to participate in the MIP and which were not
included in the employee group granted the Performance

Shares described above, were granted Restricted Shares of the
Company under the LTIP.

The Restricted Shares do not have performance conditions and vest over

a
three-year

period
from the grant date.
Presented below is a summary of activity under the Restricted

Shares of the LTIP:
Weighted-average
Number of grant-date
Restricted Shares fair value per share
(in millions) (Swiss francs)
Nonvested at January 1, 2020 — —
Granted 1.3 15.76
Forfeited (0.1) 15.20
Nonvested at December 31, 2020 1.2 15.80
The aggregate fair value, at the dates of grant, of Restricted

Shares granted in 2020 was $
22

million. The
weighted‑average grant‑date fair value (per share) of

shares granted during 2020 was
15.76

Swiss francs.
Equity‑settled awards are recorded in the Additional

paid‑in capital component of Stockholders’ equity,

with
compensation cost recorded in Selling, general and administrative expenses over the vesting period (which is from grant
date to the end of the vesting period) based on the grant‑date fair value of the shares. Cash‑settled awards are recorded

as
a liability, remeasured

at fair value at each reporting date for the percentage vested,

with changes in the liability
recorded in Selling, general and administrative expenses.
At December 31,

2020, total unrecognized compensation cost related to equity‑settled awards under the LTIP
was $ 34

million and is expected to be recognized over a weighted-average period of
2.3

years. The compensation cost
recorded in 2020, 2019 and 2018 for cash‑settled awards was

not significant.
For the relative total shareholder return component

of the LTIP

launches, the fair value of granted shares at
grant date, for equity‑settled awards, and at each reporting date, for cash‑settled awards, is determined using a Monte
Carlo simulation model. The main inputs to this model

are the Company’s share price

and dividend yield, the volatility
of the Company’s and the

peer group’s share price as well

as the correlation between the peer companies. For

the
earnings per share component of the LTIP

launches, the fair value of granted shares is based on

the market price of the
ABB Ltd share at grant date for equity‑settled awards and

at each reporting date for cash‑settled awards, as well as the probable outcome of the earnings per share achievement,

as computed using a Monte Carlo simulation model. The

main
inputs to this model are the Company’s

and external financial analysts’ revenue growth rates and Operational

EBITA
margin expectations.
Other share‑based payments
The Company has other minor share‑based payment arrangements with certain employees. The compensation
cost related to these arrangements in 2020, 2019 and

2018 was not significant.